Schedule of Restricted Shares Activities (Details) - Restricted Stock [Member] - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, unvested, beginning	92	456
Weighted average grant date value, unvested, beginning	$ 0.11	$ 0.25
Number of shares, unvested, granted	2,900	180
Weighted average grant date value, granted	$ 0.07	$ 0.08
Number of shares, unvested, forfeited	(945)	(64)
Weighted average grant date value, forfeited	$ 0.06	$ 0.28
Number of shares, unvested, vested	(1,257)	(480)
Weighted average grant date value, vested	$ 0.08	$ 0.20
Number of shares, unvested, ending	790	92
Weighted average grant date value, unvested, ending	$ 0.06	$ 0.11